DIVIDNEDS	12 Months Ended
Dec. 31, 2020
Dividends [Abstract]
DIVIDENDS	DIVIDENDS
The following dividends were paid by CI during the year ended December 31, 2020:

Record date	Payment date	Cash dividend per share	Total dividend amount
		$	$
December 31, 2019	January 15, 2020	0.18	39,971
March 31, 2020	April 15, 2020	0.18	38,995
June 30, 2020	July 15, 2020	0.18	38,574
September 30, 2020	October 15, 2020	0.18	37,773
Paid during the year ended December 31, 2020			155,313
The following dividends were declared but not paid as at December 31, 2020:

Record date	Payment date	Cash dividend per share	Total dividend amount
		$	$
December 31, 2020	January 15, 2021	0.18	37,649
March 31, 2021	April 15, 2021	0.18	37,648
Declared and accrued as at December 31, 2020			75,297
The following dividends were paid by CI during the year ended December 31, 2019:

Record date	Payment date	Cash dividend per share	Total dividend amount
		$	$
December 31, 2018	January 15, 2019	0.18	43,899
March 31, 2019	April 15, 2019	0.18	43,285
June 30, 2019	July 15, 2019	0.18	42,461
September 30, 2019	October 15, 2019	0.18	41,105
Paid during the year ended December 31, 2019			170,750
The following dividends were declared but not paid as at December 31, 2019:

Record date	Payment date	Cash dividend per share	Total dividend amount
		$	$
December 31, 2019	January 15, 2020	0.18	39,923
March 31, 2020	April 15, 2020	0.18	39,922
Declared and accrued as at December 31, 2019			79,845